Average Annual Total Returns - Tactical Dividend and Momentum Fund		12 Months Ended	60 Months Ended	112 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	14.68%
Tactical Dividend and Momentum Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		17.17%	5.51%	4.13%
Performance Inception Date		Sep. 09, 2015
Tactical Dividend and Momentum Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		18.32%	6.57%	5.14%
Performance Inception Date		Sep. 09, 2015
Tactical Dividend and Momentum Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.32%	5.78%	4.61%
Tactical Dividend and Momentum Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.85%	5.02%	3.98%
Tactical Dividend and Momentum Fund Class R Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		17.95%	6.19%	4.71%
Performance Inception Date		Sep. 09, 2015
Tactical Dividend and Momentum Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		11.27%	5.08%	4.25%
Performance Inception Date		Sep. 09, 2015

[1]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[2]	The inception date of the Fund is September 9, 2015.